10. Accounts Receivable Concessions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	R$ 2,550,691	R$ 4,578,981
Accounts receivable related to the concession, current	53,177	149,744
Accounts receivable related to the concession, noncurrent	2,497,514	4,429,237
Distribution concession agreement
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	783,023	684,206
Concession agreement - gas distribution
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	322,259	303,668
Bonus from the grant of concession agreements under the quota system
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	625,772	606,479
Remeasurement of RBSE financial assets
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	0	1,418,370
Transmission concession agreement
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	753,826	1,497,399
Generation concession agreements
DisclosureOfAccountsReceivableConcessionsLineItems [Line Items]
Accounts receivable related to the concession	R$ 65,811	R$ 68,859